Investment Contract Liabilities - Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	$ 3,288
Ending balance	3,117	$ 3,288
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	2,356	2,315
Policy deposits	92	202
Interest	71	61
Withdrawals	(191)	(194)
Fees	(1)	(1)
Other	(5)
Impact of changes in foreign exchange rates	(7)	(27)
Ending balance	$ 2,315	$ 2,356